Investments (Details Textual) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) MMBoe	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
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Additions and subscriptions in investments accounted for using equity method	€ 507	€ 1,156
Divestments and reimbursement in investments accounted for using equity method	(462)	(138)
Increase (decrease) in investments using equity method resulting from other changes	7	(53)
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	70
Investments other than investments accounted for using equity method	219	276	€ 660
Capital reimbursement in investments accounted for using equity method	165
Investments accounted for using equity method	3,511	4,040	2,853
Share Of Loss Of Equity Accounted Investments	(353)	(370)
Currency Translation Differences	268
Other long-term provisions	13,447	13,896
Carrying amounts before valuation allowance	2,000
Equity-accounted investments [Member]
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Other long-term provisions	182	151
US Dollars denominated [Member]
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Currency Translation Differences	189
Investments accounted for using equity method [member]
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Impairment Loss	€ 758
Area 4 in Mozambique [Member]
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Percentage of divestment and reimbursement in investments accounted for using equity method	50.00%
Associates [Member]
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Investments other than investments accounted for using equity method	€ 5	10	€ 10
Investments accounted for using equity method	1,063	1,197
Joint Ventures [Member]
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Investments accounted for using equity method	2,332	2,675
Saipem SpA [Member]
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Investments accounted for using equity method	1,413
Share Of Loss Of Equity Accounted Investments	€ 101	144
Excess of market capitalization rate	20.00%
Saipem SpA [Member] | Joint Ventures [Member]
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Investments accounted for using equity method	€ 1,413	1,497
Angola LNG Ltd [Member]
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Capital reimbursement in investments accounted for using equity method	48
Share Of Loss Of Equity Accounted Investments		62
Angola LNG Ltd [Member] | Associates [Member]
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Investments accounted for using equity method	802	916
Union Fenosa Gas SA [Member]
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Increase (decrease) in investments using equity method resulting from other changes	35	84
Share Of Loss Of Equity Accounted Investments	28
Union Fenosa Gas SA [Member] | Joint Ventures [Member]
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Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	27
Investments accounted for using equity method	350	434
Novamont SpA [Member] | Associates [Member]
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Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	43
Investments accounted for using equity method	71	77
Coral FLNG SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Additions and subscriptions in investments accounted for using equity method	€ 443
Percentage of divestment and reimbursement in investments accounted for using equity method	25.00%
Disposals of investments accounted for using equity method	€ 222
Coral FLNG SA [Member] | Associates [Member]
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Investments accounted for using equity method	54
Lotte Versalis Elastomers Co Ltd [Member]
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Additions and subscriptions in investments accounted for using equity method	45
Lotte Versalis Elastomers Co Ltd [Member] | Joint Ventures [Member]
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Investments accounted for using equity method	114	74
United Gas Derivatives Co [Member]
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Capital reimbursement in investments accounted for using equity method	27
United Gas Derivatives Co [Member] | Associates [Member]
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Investments accounted for using equity method	€ 82	€ 117
Perla offshore gas field [Member]
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Barrels of oil equivalent undeveloped reserves reclassified from proved to unproved | MMBoe	315